UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05845
Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Senior Loan Fund
Nasdaq:
A: VSLAX
∎
C: VSLCX
∎
Y: VSLYX
∎
IB: XPRTX
∎
IC: XSLCX

2	Fund Performance
4	Consolidated Schedule of Investments
23	Consolidated Financial Statements
27	Consolidated Financial Highlights
28	Notes to Consolidated Financial Statements
38	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current
month-end
Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data is provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 2/28/25 to 8/31/25, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end
sales charges, which would have reduced performance.

Class A Shares	4.71%
Class C Shares	4.14
Class Y Shares	4.66
Class IB Shares	4.85
Class IC Shares	4.58
S&P UBS Leveraged Loan Index ▼ (Style-Specific Index)	3.29
Source(s): ▼ Bloomberg LP

The S&P UBS Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, non-investment grade loans.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting
invesco.com/us
. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
 Also, visit
blog.invesco.us.com
, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/25, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.85%
10 Years	4.75
5 Years	6.20
1 Year	4.02

Class C Shares
Inception (2/18/05)	3.24%
10 Years	4.30
5 Years	6.07
1 Year	5.47

Class Y Shares
Inception (11/8/13)	4.83%
10 Years	5.35
5 Years	7.12
1 Year	7.71

Class IB Shares
Inception (10/4/89)	4.97%
10 Years	5.35
5 Years	7.16
1 Year	7.71

Class IC Shares
Inception (6/13/03)	4.53%
10 Years	5.17
5 Years	6.97
1 Year	7.36
The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end
performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
Class A share performance reflects the maximum 3.25% sales charge. Class A shares have no early withdrawal charges, except that an early withdrawal charge of 1.00% may be imposed on certain repurchases of Class A shares made by the Fund within eighteen months of purchase upon which a sales charge was not paid; such charge is not reflected in the returns shown above. Class C share performance reflects a maximum early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered. Class Y, Class IB and Class IC shares do not have a front-end
sales charge or a CDSC, therefore performance is at net asset value.
Class Y, Class IB and Class IC shares do not have early withdrawal charges.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Loan Fund

Consolidated Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Variable Rate Senior Loan Interests–96.85% (b)(c)
Aerospace & Defense–2.60%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.07%	07/01/2031	$587	$588,075

Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	07/01/2031	181	181,504

Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 3.68%)	7.97%	07/06/2029	66	65,953

Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%) (d)	9.29%	08/15/2031	759	743,768

Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	8.18%	04/30/2028	553	552,753

KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	09/22/2028	529	529,964

Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.17%	02/01/2028	869	750,995

Propulsion (BC) Newco LLC (aka ITP Aero), Term Loan (1 mo. Term SOFR + 2.75%)	7.04%	09/14/2029	1,010	1,016,516

Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	03/18/2030	1,315	1,311,543

TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.05%	08/24/2028	2,559	2,568,473

Term Loan J (3 mo. Term SOFR + 2.50%)	6.80%	02/28/2031	343	344,002

Term Loan M (1 mo. Term SOFR + 2.50%)	6.85%	08/30/2032	166	166,026

				8,819,572

Air Transport–1.37%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	6.58%	04/20/2028	3,173	3,167,816

Air Canada (Canada), Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	03/21/2031	58	58,355

American Airlines, Inc., Term Loan B (6 mo. Term SOFR + 2.25%)	6.50%	02/15/2028	264	262,788

Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/15/2032	1,131	1,135,087

				4,624,046

Automotive–3.19%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.25%)	6.57%	01/31/2031	657	658,906

Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.50%)	6.74%	10/16/2031	1,526	1,534,906

Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.70%	02/15/2030	1,429	1,440,091

Lippert Components, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	03/19/2032	570	574,536

LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (1 mo. Term SOFR + 2.50%)	6.70%	04/23/2031	1,524	1,524,760

Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/26/2031	419	421,412

Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.20%	05/04/2028	2,424	2,432,387

Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.24%	09/11/2031	458	458,976

Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (United Kingdom), Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	05/06/2030	701	702,296

PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.80%)	9.16%	01/24/2029	614	517,682

Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	7.07%	07/16/2031	500	500,095

Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/30/2031	40	39,777

				10,805,824

Beverage & Tobacco–0.84%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.35%	07/31/2028	2,138	2,141,326

City Brewing Co. LLC
First Lien Term Loan (d)	11.12%	09/30/2030	673	505,234

Super Priority Term Loan (d)	11.20%	09/30/2030	225	202,229

				2,848,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Brokers, Dealers & Investment Houses–1.39%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/02/2028	$178	$178,352

Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	05/17/2031	1,995	1,994,145

Envestnet, Inc (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	11/25/2031	554	555,861

GC Ferry Acquisition I, Inc., Term Loan B (e)	0.00%	08/16/2032	179	177,119

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC), Term Loan B (3 mo. Term SOFR + 3.50%)	7.71%	06/04/2032	1,047	1,037,413

Orion US Finco (OSTTRA)
Term Loan B (f)	–	05/20/2032	576	580,155

Term Loan B (f)	–	05/20/2033	194	195,278

				4,718,323

Building & Development–4.53%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	05/28/2030	902	907,116

Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.67%	11/03/2028	931	932,464

Term Loan B (f)	–	07/22/2032	245	245,536

Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	10/29/2031	511	512,596

Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $1,657,434) (d)(g)	9.57%	08/03/2029	2,303	1,454,640

Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $622,215) (d)(g)	10.07%	08/03/2029	688	592,094

Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $666,431) (d)(g)	10.07%	08/03/2029	679	584,663

Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	06/17/2031	460	461,571

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.51%)	8.06%	12/22/2028	917	924,072

Second Lien Term Loan (3 mo. Term SOFR + 6.76%)	11.31%	12/21/2029	302	306,344

Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $931,270) (g)	7.91%	04/01/2028	1,041	722,670

IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	10/02/2028	572	571,811

Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.70%	08/03/2030	310	310,525

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.17%	02/16/2029	1,952	1,885,396

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	04/29/2029	885	809,111

Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	03/19/2029	522	522,454

Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	02/15/2032	1,284	1,285,296

Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.57%	04/14/2031	1,015	1,016,304

QXO/Beacon Roofing, Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	04/23/2032	516	521,025

TAMKO Building Products LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	7.05%	09/20/2030	348	349,516

Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	02/08/2032	415	416,605

				15,331,809

Business Equipment & Services–9.92%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	07/30/2032	422	420,829

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (f)	–	08/06/2032	1,921	1,929,836

Azuria Water Solutions, Inc.
Delayed Draw Term Loan (e)	0.00%	05/17/2028	42	41,950

Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	05/17/2028	408	409,152

Cloud Software Group, Inc.
Term Loan B (f)	–	08/09/2032	578	579,964

Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.48%	03/21/2031	1,073	1,076,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Business Equipment & Services–(continued)
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.08%	02/12/2029		$587	$518,128

Term Loan (3 mo. Term SOFR + 4.26%)	8.58%	02/10/2028		2,165	2,075,946

Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	11/02/2029		806	806,124

Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027		2,592	2,585,109

Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	04/07/2028		542	539,961

DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	04/26/2029		1,192	1,140,122

Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.36%	02/01/2029		2,991	2,996,038

GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.07%	05/12/2028		2,901	2,743,244

I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		620	622,191

ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	04/01/2028		983	987,598

Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.31%	08/11/2028		297	298,438

Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $3,769,471) (g)	12.06%	06/30/2028		3,768	3,716,124

OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	03/02/2028		743	745,943

Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-01/05/2022; Cost $1,347,985) (g)	9.17%	07/27/2027		1,381	681,668

Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	09/30/2031		1,083	1,085,918

Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	01/31/2028		514	517,164

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	11/14/2030		1,349	1,354,622

Socotec (Holding SAS) (France) Term Loan B (3 mo. Term SOFR + 3.25%)	8.04%	06/02/2028		201	202,621

Term Loan B (3 mo. Term SOFR + 3.50%)	7.56%	06/02/2031		16	16,221

Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.58%	03/04/2028		4,928	4,201,384

Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		919	924,961

UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%) (d)	10.20%	03/20/2027		515	372,309

					33,590,278

Cable & Satellite Television–2.64%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	277	274,001

Term Loan (1 mo. Term SOFR + 5.00%)	9.32%	10/31/2027		198	172,254

Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	447	442,048

Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.93%	09/01/2028		76	75,694

Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.57%	09/18/2030		845	843,683

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. PRIME + 3.00%)	10.50%	08/14/2026		516	459,228

Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.53%	08/15/2028	EUR	997	1,073,441

Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.47%	04/30/2028		813	796,073

UPC - LG (Sunrise)
Term Loan AAA (3 mo. Term SOFR + 2.37%)	6.69%	02/17/2032		1,293	1,293,448

Term Loan AT (1 mo. Term SOFR + 2.36%)	6.73%	04/30/2028		193	192,638

Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.73%	01/31/2029		2,443	2,441,272

Term Loan Y (6 mo. Term SOFR + 3.28%)	7.37%	03/31/2031		882	866,091

Ziggo Vodafone - LG (Lib Global/B.V.), Term Loan I (1 mo. Term SOFR + 2.61%)	6.98%	04/30/2028		22	21,237

					8,951,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Chemicals & Plastics–9.05%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 6.90%) (d)	11.19%	08/03/2026	$2,013	$1,850,165

Incremental Term Loan (3 mo. Term SOFR + 6.90%) (d)	11.19%	08/06/2026	31	28,326

A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029	1,154	1,090,524

Aruba Investments, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.42%	11/24/2027	148	144,531

Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 1.61%) (Acquired 04/23/2025-08/25/2025; Cost $ 1,086,922) (g)(h)	5.94%	10/23/2025	1,117	796,188

Term Loan (6 mo. Term SOFR + 4.75%) (Acquired 02/11/2021-02/04/2025; Cost $ 2,207,069) (g)(i)(j)	0.00%	08/27/2026	2,223	78,487

Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.07%	09/09/2031	394	395,646

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.25%)	7.56%	02/26/2029	768	748,405

Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.11%	12/01/2030	1,411	1,418,287

Chemours Co. (The), Term Loan B-3 (3 mo. Term SOFR + 3.00%) (d)	7.32%	08/18/2028	1,634	1,636,346

Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.36%	11/01/2030	665	668,093

Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	10/04/2029	1,668	1,665,853

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.33%	10/04/2030	490	487,281

Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (1 mo. Term SOFR + 6.25%)	10.45%	05/28/2026	881	764,519

First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.71%	08/01/2029	1,084	377,144

Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	02/06/2032	169	168,054

Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan (d)(e)	0.00%	01/10/2029	54	53,957

Incremental Term Loan (3 mo. Term SOFR + 4.75%) (d)	9.05%	01/10/2029	546	544,831

Revolver Loan (d)(e)	0.00%	01/10/2029	226	225,090

Revolver Loan (3 mo. Term SOFR + 4.75%) (d)	9.05%	01/10/2029	37	36,642

Ineos Quattro (STYRO), Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	10/01/2031	815	694,984

Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	02/18/2030	2,013	1,853,492

Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	02/07/2031	1,979	1,792,760

Lummus Technology Holdings V LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/31/2029	672	673,912

Nouryon Finance B.V.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.61%	04/03/2028	954	958,591

Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.60%	04/03/2028	82	82,062

Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.25%)	8.64%	04/07/2031	2,932	2,724,165

Potters Industries, Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	12/14/2027	605	608,009

Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.19%	09/15/2028	1,825	1,828,548

Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	6.96%	05/03/2028	1,236	331,228

Term Loan A (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	389	388,618

Term Loan B (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	2,860	2,862,881

Term Loan C (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028	338	337,913

Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	04/04/2029	648	593,076

USALCO LLC
Delayed Draw Term Loan (e)	0.00%	09/30/2031	80	80,163

Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	09/30/2031	774	774,161

Vantage Specialty, Inc., Term Loan B	–	10/26/2026	521	510,107

W. R. Grace Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.00%) (d)	7.34%	08/09/2032	362	362,684

				30,635,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000) (a)	Value

Clothing & Textiles–0.95%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	02/12/2032	$869	$865,031

Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	12/21/2028	2,363	2,362,555

				3,227,586

Containers & Glass Products–3.22%
Berlin Packaging, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.55%	06/07/2031	1,667	1,673,243

Duran Group (Blitz/DWK), Term loan C-2 (3 mo. Term SOFR + 5.40%) (Acquired 03/31/2023; Cost $1,980,705) (d)(g)	9.68%	05/31/2026	1,998	1,868,176

Flex Acquisition Co., Inc.
Delayed Draw Term Loan (e)	0.00%	04/01/2032	23	23,357

Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	1.63%	04/01/2032	1	723

Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	04/30/2032	1,377	1,377,346

Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.16%	06/28/2028	1,021	991,478

Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $2,401,019) (g)	10.96%	11/22/2027	2,471	2,393,381

Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.62%	10/04/2028	771	776,409

Term Loan A-2, (1 mo. Term SOFR + 3.86%)	2.25%	10/04/2028	1,156	985,181

Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	02/01/2029	686	692,516

Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.46%	07/12/2029	113	113,927

				10,895,737

Cosmetics & Toiletries–0.62%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	09/29/2028	647	648,615

Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	01/30/2031	1,164	1,166,795

KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/15/2028	272	273,000

				2,088,410

Drugs–0.41%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.10%)	6.42%	11/15/2027	1,387	1,385,156

Ecological Services & Equipment–1.46%
Anticimex Global AB (Sweden) Term Loan B-1 (3 mo. Term SOFR + 3.40%)	7.76%	11/16/2028	69	69,529

Term Loan B-6 (3 mo. Term SOFR + 3.33%)	7.76%	11/16/2028	888	892,331

EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	09/20/2030	1,210	1,221,232

Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	02/04/2032	838	838,599

Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	3.00%	03/14/2031	27	27,360

Delayed Draw Term Loan (e)	0.00%	03/14/2031	145	145,091

Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031	927	929,102

MIP V Waste LLC, Term Loan B-1 (3 mo. Term SOFR + 3.00%) (d)	7.09%	12/08/2028	143	144,098

MIP V Waste LLC (GreenWaste), Term Loan B (1 mo. Term SOFR + 2.75%) (d)	7.09%	08/13/2032	83	83,212

Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	10/03/2031	582	586,259

				4,936,813

Electronics & Electrical–9.96%
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (1 mo. Term SOFR + 4.00%)	8.31%	03/03/2028	692	689,075

Avalara, Inc. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	03/19/2032	1,214	1,223,213

ConnectWise LLC, Term Loan (3 mo. Term SOFR + 3.76%)	8.06%	10/01/2028	449	451,613

Duck Creek Technologies, Inc (Disco Parent, Inc), Term Loan (3 mo. Term SOFR + 3.25%) (d)	7.48%	08/15/2032	319	321,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Electronics & Electrical–(continued)
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	07/06/2028	$ 527	$528,239
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%) (d)	8.79%	12/14/2031	487	483,342
Term Loan B-2 (3 mo. Term SOFR + 4.50%) (d)	8.79%	12/05/2031	243	240,766
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (f)	–	06/30/2032	1,035	1,040,252
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.55%	09/30/2028	1,563	1,571,024
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%) (d)	10.45%	03/02/2028	314	305,868
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.32%	03/02/2028	1,232	1,169,351
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.57%	03/02/2029	253	223,074
Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	9.21%	09/10/2032	371	376,577
Term Loan (3 mo. Term SOFR + 2.75%)	7.09%	11/13/2031	37	37,152
ION-Corp (Helios Software), Term Loan B (2 mo. Term SOFR + 3.00%)	7.30%	07/18/2030	452	452,783
KnowBe4 (aka Oranje MidCo, LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	07/26/2032	1,192	1,197,859
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 7.03%) (d)	11.24%	07/10/2028	GBP 401	519,915
Term Loan (6 mo. Term SOFR + 7.34%) (d)	11.71%	08/17/2028	534	511,258
Mavenir Systems, Inc., Second Lien Term Loan (3 mo. Term SOFR + 12.00%) (d)	12.00%	07/28/2030	129	92,168
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.56%	07/27/2028	996	1,014,863
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.81%	07/01/2031	248	244,241
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%) (Acquired 04/25/2019-08/18/2025; Cost $2,172,710) (g)	10.68%	04/30/2026	2,189	1,919,268
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 8.00%) (Acquired 01/14/2022-06/10/2025; Cost $918,161) (d)(g)	4.00%	03/03/2028	EUR 812	776,012
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	03/28/2031	957	964,523
Proofpoint, Inc.
Term Loan (f)	–	08/31/2028	208	209,301
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/31/2028	3,180	3,203,383
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.71%	02/01/2029	2,099	1,739,573
First Lien Term Loan (1 mo. Term SOFR + 5.95%)	10.31%	02/01/2029	1,253	1,297,027
RANGE RED OPER, Inc., Second Lien Term Loan (Acquired 10/01/2024; Cost $0) (d)(f)(g)	–	10/01/2029	1	0
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	04/05/2030	1,706	1,475,671
Resideo Funding, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.36%	08/09/2032	502	501,850
Shift4 Payments LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	06/30/2032	310	312,583
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028	1,297	1,276,567
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	7.07%	10/31/2031	1,060	1,063,789
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	04/17/2031	642	645,787
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.81%	02/10/2031	504	504,029
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%) (d)	7.36%	11/20/2028	1,114	1,120,876
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%) (d)	7.79%	05/31/2029	EUR 1,940	2,269,307
Term Loan B-2 (6 mo. Term SOFR + 5.75%) (d)	10.01%	05/31/2029	1,089	1,088,670
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.45%	08/26/2031	665	667,893
				33,729,951

Financial Intermediaries–2.05%
AssetMark Financial Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.06%	09/05/2031	326	326,862
BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	06/13/2031	1,557	1,558,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Financial Intermediaries–(continued)
Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan (e)	0.00%	04/01/2032	$ 38	$38,330
Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/31/2032	593	594,111
Eisner Advisory Group LLC
Delayed Draw Term Loan (d)(e)	0.00%	02/28/2031	699	701,294
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	02/28/2031	537	540,845
Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	06/02/2031	482	484,237
Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	06/02/2031	1,184	1,182,770
Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	7.07%	02/03/2032	164	164,014
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.20%	02/18/2027	1,119	1,110,745
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	06/18/2029	232	233,623
				6,934,849

Food Products–3.23%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.31%	12/18/2026	983	988,963
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.15%) (d)	11.40%	10/05/2026	347	323,348
Term Loan (3 mo. Term SOFR + 7.00%) (d)	8.46%	10/05/2026	2,228	2,079,150
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.10%)	7.43%	11/17/2028	32	32,609
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 06/09/2022; Cost $394,124) (g)	9.30%	10/18/2028	408	283,576
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 10/08/2021-05/10/2022; Cost $2,952,206) (g)	9.56%	10/18/2028	2,983	2,070,306
Second Lien Term Loan (3 mo. Term SOFR + 8.26%) (Acquired 10/08/2021-11/30/2021; Cost $597,767) (d)(g)	12.56%	10/18/2029	609	289,387
Froneri International PLC (United Kingdom), Term Loan (f)	–	07/16/2032	1,273	1,272,451
Nomad Foods Ltd. (United Kingdom), Term Loan B-5 (6 mo. Term SOFR + 2.50%)	6.54%	11/12/2029	970	972,545
Sigma Holdco B.V. (Netherlands), Term Loan B (6 mo. Term SOFR + 3.91%)	8.30%	01/03/2028	2,307	2,255,034
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	03/07/2029	382	384,733
				10,952,102

Food Service–1.32%
Areas (Pax Midco Spain) (Spain), Term Loan B-3 (6 mo. EURIBOR + 4.00%)	6.04%	12/31/2029	EUR 1,821	2,143,424
Gategroup (Switzerland), Term Loan (f)	–	05/28/2032	402	405,688
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/15/2027	406	405,791
Selecta Group B.V. (Switzerland)
Term Loan (d)(e)	0.00%	08/01/2030	EUR 504	574,409
Term Loan (3 mo. EURIBOR + 5.50%) (Acquired 06/06/2025; Cost $1,482,985) (d)(g)	7.47%	08/01/2030	EUR 823	937,193
				4,466,505

Forest Products–0.23%
NewLife Forest Restoration LLC, Term Loan (d)(f)	–	04/10/2029	764	764,002

Health Care–5.68%
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.85%)	10.17%	12/10/2029	392	392,431
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	12/10/2028	484	484,374
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.50%)	7.70%	07/16/2032	564	565,585
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR 2,073	1,680,252
Term Loan B (1 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR 1,000	810,770
Certara Holdco, Inc., Term Loan B (3 mo. Term SOFR + 3.00%) (d)	7.30%	06/26/2031	433	435,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Health Care–(continued)
Concentra Health Services, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	07/26/2031	$ 115	$115,332
Global Medical Response, Inc., PIK Term Loan, 0.75% PIK Rate, 8.95% Cash Rate (3 mo. Term SOFR + 5.50%) (k)	8.95%	10/31/2028	1,332	1,334,358
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	10/25/2028	19	19,429
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	03/15/2032	322	323,192
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%) (d)	7.05%	09/07/2028	702	706,044
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028	188	189,541
Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%) (d)	7.94%	02/28/2032	147	144,609
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.53%) (d)	1.00%	02/15/2031	84	85,250
Delayed Draw Term Loan (1 mo. Term SOFR + 5.53%) (d)	9.82%	02/15/2031	98	99,144
Delayed Draw Term Loan (d)(e)	0.00%	02/13/2031	153	154,611
Revolver Loan (1 mo. Term SOFR + 5.50%) (d)	9.82%	02/15/2031	13	13,312
Revolver Loan (d)(e)	0.00%	02/13/2031	34	34,229
Term Loan (1 mo. Term SOFR + 5.50%) (d)	9.82%	02/13/2031	678	684,684
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.59%	12/17/2028	187	187,197
Term Loan (1 mo. Term SOFR + 4.00%)	8.34%	12/17/2028	739	718,683
Term Loan (1 mo. Term SOFR + 4.11%) (d)	8.46%	12/17/2028	780	678,388
Term Loan (1 mo. Term SOFR + 6.86%)	11.21%	12/17/2029	54	43,515
MJH Healthcare Holdings, LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.07%	01/29/2029	124	123,877
Opella, Term Loan B (3 mo. Term SOFR + 3.25%)	7.44%	03/31/2032	1,500	1,510,716
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031	906	886,484
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.31%	09/30/2029	642	646,952
Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025; Cost $791,086) (g)	7.70%	08/13/2032	795	795,549
QuidelOrtho Corp., Term Loan B (3 mo. Term SOFR + 4.00%)	8.34%	08/13/2032	750	743,115
R1 RCM, Inc.
Delayed Draw Term Loan B (e)	0.00%	11/19/2031	53	52,990
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	10/24/2031	737	740,010
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028	148	148,054
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	12/04/2031	1,392	1,392,726
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. Term SOFR + 4.25%) (d)	8.68%	12/31/2029	316	257,073
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.56%	12/20/2027	838	834,894
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031	1,011	1,006,723
Zelis Cost Management Buyer, Inc.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	11/26/2031	134	134,324
Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.07%	09/28/2029	43	42,750
				19,216,815

Home Furnishings–1.43%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR 17	19,751
Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR 23	27,218
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032	433	433,864
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.86%	12/02/2031	456	458,837
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%) (d)	11.94%	06/29/2028	97	96,531
Term Loan (3 mo. Term SOFR + 7.61%)	11.91%	06/29/2028	1,368	1,273,926
Tempur Sealy International Inc., Term Loan B (1 mo. Term SOFR + 2.29%)	6.55%	10/24/2031	1,274	1,278,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Home Furnishings–(continued)
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.67%	10/30/2027	$ 305	$305,125
Term Loan B (1 mo. Term SOFR + 3.36%)	7.68%	10/30/2027	951	950,295
				4,844,430

Industrial Equipment–4.00%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.59%	08/19/2031	1,577	1,576,747
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	03/15/2030	399	401,566
Cleanova US Holdings, LLC, Term Loan B (3 mo. Term SOFR + 4.75%) (d)	9.07%	05/22/2032	552	552,149
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%) (d)	7.57%	08/13/2032	478	479,033
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/16/2029	242	244,087
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031	198	198,833
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	10/11/2030	885	890,467
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.57%	08/04/2031	540	539,609
Term Loan B (3 mo. Term SOFR + 2.50%)	6.45%	05/31/2030	382	381,650
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.50%)	6.48%	01/31/2029	EUR 562	656,299
Term Loan B (3 mo. EURIBOR + 4.50%)	6.48%	01/31/2029	EUR 137	160,056
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029	1,414	1,417,648
Madison IAQ LLC, Term Loan B (6 mo. Term SOFR + 3.25%)	7.45%	03/29/2032	1,333	1,340,934
Sabre Industries, Inc., Term Loan B (f)	–	08/13/2032	490	490,704
Sanmina Corp., Term Loan (d)(f)	–	08/06/2032	184	184,047
Tank Holding Corp.
Revolver Loan (d)(e)	0.00%	03/31/2028	230	211,340
Term Loan (1 mo. Term SOFR + 5.75%)	10.17%	03/31/2028	1,193	1,136,782
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (2 mo. Term SOFR + 2.95%)	7.31%	04/30/2030	1,254	1,259,483
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.18%	11/19/2028	1,245	1,248,914
Second Lien Term Loan (1 mo. Term SOFR + 7.11%) (d)	11.43%	11/19/2029	165	160,021
				13,530,369

Insurance–3.78%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	11/06/2030	2,531	2,533,515
Term Loan B (1 mo. Term SOFR + 3.29%)	7.57%	06/04/2032	265	265,643
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	09/19/2031	2,256	2,253,316
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/23/2032	1,128	1,128,761
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031	1,138	1,140,768
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.83%	06/20/2030	854	856,319
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	09/15/2031	257	258,155
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.82%	07/31/2031	2,805	2,815,931
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	11/23/2029	828	827,577
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	09/27/2030	704	703,964
				12,783,949

Leisure Goods, Activities & Movies–3.62%
Ancestry.com Operations, Inc., Term Loan B (1 mo. Term SOFR + 3.35%)	7.67%	12/06/2027	121	121,546
ATG Entertainment (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.06%	03/21/2032	538	543,892
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.85%	12/02/2031	2,598	2,599,018
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.82%	02/05/2029	838	845,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Leisure Goods, Activities & Movies–(continued)
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	07/25/2031		$1,008	$1,010,787

Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		320	322,749

Lakeland Tours LLC, Term Loan	8.00%	09/25/2027		370	16,637

LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	05/01/2031		399	400,873

Nord Anglia Education (Netherlands), Term Loan (3 mo. Term SOFR + 2.77%)	6.95%	01/09/2032		1,625	1,631,599

Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)	6.32%	11/19/2031		706	706,819

Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	10/04/2030		139	139,696

US Fitness LLC Delayed Draw Term Loan (d)(e)	0.00%	09/04/2031		151	153,219

Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%) (d)	9.82%	09/04/2031		13	12,769

Revolver Loan (d)(e)	0.00%	09/04/2030		294	290,537

Term Loan B (3 mo. Term SOFR + 5.50%) (d)	9.79%	09/04/2031		1,316	1,337,766

Vue International Bidco PLC (United Kingdom) Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 297,710) (d)(g)	8.40%	12/31/2027	EUR	384	603,753

Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 252,038) (d)(g)	8.40%	12/31/2027	EUR	237	370,156

Term Loan (6 mo. EURIBOR + 8.00%) (d)	10.26%	06/30/2027	EUR	110	190,775

World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.94%	08/13/2031		966	967,158

					12,264,751

Lodging & Casinos–3.01%
Aimbridge Acquisition Co., Inc. First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.98%	03/11/2030		211	211,876
Term Loan (1 mo. Term SOFR + 1.61%)	5.98%	03/11/2030		192	190,272

Caesars Entertainment, Inc. Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	02/06/2030		1,134	1,132,998

Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	02/06/2031		777	776,273

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	01/27/2029		1,495	1,496,274

GVC Finance LLC (United Kingdom) Term Loan (f)	–	07/30/2032		273	273,356

Term Loan B (3 mo. Term SOFR + 2.75%)	7.02%	10/31/2029		2,177	2,179,016

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	08/02/2028		17	16,937

J&J Ventures Gaming, LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	04/26/2030		69	68,438

Red Rock Resorts, Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	03/14/2031		509	509,006

Tortuga Resorts Ghd LLC, Term Loan (d)(f)	–	08/13/2032		692	692,860

Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/14/2029		537	539,039

Voyager Parent, LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.04%	05/10/2032		2,112	2,118,751

					10,205,096

Nonferrous Metals & Minerals–0.97%
Covia Holdings Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	02/13/2032		1,416	1,424,621

Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%) (d)	10.08%	05/30/2030		629	574,436

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (6 mo. Term SOFR + 3.00%)	7.20%	01/31/2029		1,281	1,284,750

					3,283,807

Oil & Gas–2.96%
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.48%)	6.80%	10/11/2030		593	594,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Oil & Gas–(continued)
McDermott International Ltd. LOC (e)	0.00%	06/30/2027		$1,361	$1,149,680

LOC (3 mo. Term SOFR + 4.26%)	8.85%	06/30/2027		724	531,978

PIK Term Loan, 3.00% PIK Rate, 5.43% Cash Rate (k)	3.00%	12/31/2027		644	352,670

Term Loan (1 mo. Term SOFR + 3.11%)	7.43%	06/30/2027		135	99,327

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.03%	02/28/2030		919	920,086

PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	03/26/2031		189	189,897

Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031		1,151	1,156,159

Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	07/30/2031		342	342,742

Stakeholder Midstream, Term Loan (d)(f)	–	11/20/2030		705	703,354

Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	09/25/2030		2,434	2,447,627

TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	11/17/2028		1,231	1,234,545

WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 2.31%)	6.57%	06/16/2032		311	312,194

					10,034,313

Publishing–2.45%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	08/12/2028		189	189,108

Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	03/22/2031		2,346	2,353,126

Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.50%)	7.30%	10/30/2030		1,068	1,070,481

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.85%	06/17/2032		596	595,768

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt) First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.67%	04/09/2029		2,206	2,079,896

Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	12.82%	04/08/2030		1,115	1,019,028

McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.57%	08/06/2031		967	972,168

					8,279,575

Radio & Television–0.12%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		475	400,882

Retailers (except Food & Drug)–1.54%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	01/31/2032		2,716	2,727,558

CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.25%)	6.56%	11/08/2032		1,637	1,638,659

PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.36%	08/06/2032		415	411,662

Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/26/2028		422	422,937

					5,200,816

Surface Transport–1.67%
Beacon Mobility Corp. Delayed Draw Term Loan (e)	0.00%	08/06/2030		39	39,172

Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.46%	08/06/2030		61	61,270

Term Loan B (3 mo. Term SOFR + 3.25%)	7.50%	06/17/2030		729	733,224

First Student Bidco Inc. Term Loan B (3 mo. Term SOFR + 2.50%)	6.71%	08/21/2030		1,975	1,979,447

Term Loan C (3 mo. Term SOFR + 2.50%)	6.71%	08/21/2030		224	223,707

Hurtigruten Group AS (Explorer II AS) (Norway) Term Loan A (6 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $696,372) (g)	9.58%	01/30/2030	EUR	680	812,254

Term Loan B (6 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $232,122) (g)	10.08%	07/30/2030	EUR	222	234,783

Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.31%	03/01/2032		326	328,038

STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.45% Cash Rate (Acquired 10/03/2024-08/07/2025; Cost $495,977) (d)(g)(k)	7.25%	10/03/2029		522	474,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Surface Transport–(continued)
Student Transportation of America Holdings, Inc. Delayed Draw Term Loan (e)	0.00%	06/24/2032	$34	$34,132

Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	1.63%	06/24/2032	16	16,063

Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	06/10/2032	699	702,723

				5,639,596

Telecommunications–3.28%
2Degrees Group Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.44%	05/11/2029	941	945,605

Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.86%	08/01/2028	461	390,914

Cincinnati Bell, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.25%)	7.07%	11/22/2028	18	17,965

Crown Subsea Communications Holding, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	01/30/2031	2,004	2,023,589

Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/26/2032	427	428,119

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	09/27/2029	615	608,509

Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.57%	03/30/2032	2,417	2,433,736

Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.78%	04/15/2029	0	432

Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.78%	04/15/2030	114	113,046

Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	9.00%	08/13/2031	75	75,540

MLN US HoldCo LLC (dba Mitel) Term Loan B (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-08/21/2025; Cost $548,807) (g)	2.50%	05/08/2028	559	535,098

Term Loan B (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-08/21/2025; Cost $1,834,815) (g)	6.00%	06/01/2030	2,123	1,762,167

U.S. TelePacific Corp., Third Lien Term Loan (d)(f)	–	05/02/2027	151	0

Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%) (d)	9.17%	09/25/2031	1,469	1,473,993

Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.11%) (Acquired 08/15/2025-08/20/2025; Cost $297,996) (g)	7.43%	03/09/2027	306	296,528

				11,105,241

Utilities–3.36%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	09/30/2031	1,285	1,284,700

Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	06/16/2032	389	390,904

Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.60%	01/27/2031	1,496	1,498,101

Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.48%	10/28/2031	1,419	1,430,031

Covanta Holding Corp. Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.59%	11/30/2028	578	578,867

Incremental Term Loan C (1 mo. Term SOFR + 2.25%)	6.59%	11/30/2028	32	31,871

Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	04/03/2028	719	723,567

Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/01/2030	960	964,947

Hamilton Projects Acquiror, LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	05/30/2031	421	422,800

Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.35%	07/23/2032	766	771,610

Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	08/16/2031	1,690	1,693,198

Talen Energy Supply LLC Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.73%	12/13/2031	578	580,473

Term Loan B (3 mo. Term SOFR + 2.50%)	6.73%	05/17/2030	1,001	1,005,205

				11,376,274

Total Variable Rate Senior Loan Interests (Cost $338,253,704)				327,872,497

			Shares
Common Stocks & Other Equity Interests–10.90% (l)
Aerospace & Defense–0.38%
Black Diamond Therapeutics, Inc. (d)			1,850,312	999,168

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458) (d)(g)			342	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Loan Fund

	Shares	Value

Aerospace & Defense–(continued)
IAP Worldwide Services, Inc., Class A (d)	296,283	$296,283

		1,295,451

Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $38,035) (Sweden) (d)(g)	42,364,958	60,429

Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden) (d)(g)	1,490,997	158

Cabonline, Class D2 (Acquired 10/31/2023; Cost $1) (Sweden) (d)(g)	1,272,507	68

		60,655

Beverage & Tobacco–0.00%
City Brewing Co. LLC (d)	4,402	3,561

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060) (d)(g)	780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975) (d)(g)	9	0

		0

Business Equipment & Services–3.58%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945) (d)(g)	81,269	3,813,954

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682) (d)(g)	25,611	8,296,913

		12,110,867

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A, PIK Term Loan, 6.90% PIK Rate, 4.68% Cash Rate
(Acquired 09/19/2023; Cost $0) (Germany) (d)(g)	15,366	0

Containers & Glass Products–0.30%
Libbey Glass LLC (Acquired 11/13/2020-08/27/2025; Cost $377,721) (d)(g)	80,891	1,028,125

Electronics & Electrical–0.00%
Sandvine Corp. (Acquired 06/28/2024; Cost $0) (d)(g)	3,449	0

Financial Intermediaries–1.96%
RJO Holdings Corp. (d)	5,776	4,315,459

RJO Holdings Corp., Class A (d)	2,314	1,459,299

RJO Holdings Corp., Class B (d)	3,000	625,260

RJO Holdings Corp., Rts. (d)	139	239,690

		6,639,708

Food Service–0.53%
Selecta Group B.V., Class A1 (Switzerland) (d)(m)	12,118	1,417,685

Selecta Group B.V., Class A2 (Switzerland) (d)(m)	3,208	375,304

		1,792,989

Forest Products–0.64%
NewLife Forest Restoration LLC (d)	25,009	2,156,760

Home Furnishings–0.15%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149) (g)	52,572	515,206

Leisure Goods, Activities & Movies–1.02%
Crown Finance US, Inc.	129,075	2,908,835

Hurtigruten Group AS (Acquired 02/12/2025; Cost $281,382) (Norway) (g)	18,030	488,769

Hurtigruten Norway (Acquired 02/12/2025; Cost $0) (Norway) (d)(g)	3,631	40,488

Vue Entertainment International Ltd., Class A4 (United Kingdom) (d)	211,027	0

Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)	987	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Loan Fund

			Shares	Value

Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)			486,292	$1

Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)			302,703	0

				3,438,093

Lodging & Casinos–0.40%
Aimbridge Acquisition Co., Inc. (d)(f)			17,400	1,139,700

Caesars Entertainment, Inc. (n)			8,413	225,216

				1,364,916

Oil & Gas–1.02%
McDermott International Ltd. (n)			65,397	686,668

Patterson-UTI Energy, Inc.			33,092	192,264

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273) (d)(g)			84,254	4,213

Seadrill Ltd. (Norway) (n)			45,477	1,451,171

Talos Energy, Inc. (n)			52,920	522,850

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502) (g)			382,888	593,668

				3,450,834

Radio & Television–0.06%
iHeartMedia, Inc., Class A (n)			101,257	215,677

iHeartMedia, Inc., Class B (d)(n)			17	26

				215,703

Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			446	29

Vivarte S.A.S.U., Pfd. (France) (d)			241,195	0

				29

Surface Transport–0.34%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320) (d)(g)			4,992	518,968

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-08/20/2025; Cost $57,911) (d)(g)			108,101	67,563

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875) (d)(g)			5,248	545,582

				1,132,113

Telecommunications–0.50%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465) (g)			16,031	128,248

Avaya, Inc. (Acquired 05/01/2023; Cost $43,620) (g)			2,908	23,264

MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $962,596) (d)(g)			267,066	1,540,971

				1,692,483

Total Common Stocks & Other Equity Interests (Cost $44,583,619)				36,897,493

	Interest Rate	Maturity Date	Principal Amount (000) (a)
U.S. Dollar Denominated Bonds & Notes–5.68%
Aerospace & Defense–0.19%
Rand Parent LLC (m)	8.50%	02/15/2030	$632	655,540

Building & Development–0.44%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	5.75%	05/15/2026	152	151,993

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	646	635,328

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (m)	6.75%	04/01/2032	134	138,219

Quikrete Holdings, Inc. (m)	6.38%	03/01/2032	34	35,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Building & Development–(continued)
QXO Building Products, Inc. (m)	6.75%	04/30/2032	$ 300	$310,592
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $410,900) (g)(m)	6.13%	04/01/2029	561	204,765
				1,475,984

Business Equipment & Services–1.23%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (m)	9.00%	08/01/2029	1,564	1,612,288
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM) (m)	6.88%	06/15/2030	145	149,441
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM) (m)	7.88%	02/15/2031	972	1,022,209
Boost Newco Borrower LLC (m)	7.50%	01/15/2031	1,200	1,273,876
Cloud Software Group, Inc. (m)	8.25%	06/30/2032	38	40,656
Cloud Software Group, Inc. (m)	6.63%	08/15/2033	80	81,174
				4,179,644

Cable & Satellite Television–0.67%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (m)	5.75%	08/15/2029	22	17,460
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (m)	5.00%	01/15/2028	783	640,150
Altice France S.A. (France) (m)	5.50%	01/15/2028	328	290,280
Altice France S.A. (France) (m)	5.50%	10/15/2029	305	261,778
Virgin Media Secured Finance PLC (United Kingdom) (m)	4.50%	08/15/2030	1,133	1,064,361
VZ Secured Financing B.V. (Netherlands) (m)	5.00%	01/15/2032	5	4,444
				2,278,473

Chemicals & Plastics–0.68%
SK Invictus Intermediate II S.a.r.l. (m)	5.00%	10/30/2029	1,271	1,246,464
W. R. Grace Holdings LLC (m)	6.63%	08/15/2032	306	305,377
Windsor Holdings III LLC (m)	8.50%	06/15/2030	694	738,366
				2,290,207

Containers & Glass Products–0.01%
Flex Acquisition Co., Inc. (m)	6.75%	04/15/2032	37	38,042

Electronics & Electrical–0.05%
Diebold Nixdorf, Inc. (m)	7.75%	03/31/2030	152	161,193

Food Products–0.34%
Froneri Lux Finco S.a.r.l. (United Kingdom) (m)	6.00%	08/01/2032	276	277,739
Viking Baked Goods Acquisition Corp. (m)	8.63%	11/01/2031	881	874,727
				1,152,466

Health Care–0.27%
Global Medical Response, Inc. (m)	0.75%	10/31/2028	304	304,681
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $271,000) (g)(m)	6.50%	03/31/2032	271	275,946
Organon & Co./Organon Foreign Debt Co-Issuer B.V. (m)	6.75%	05/15/2034	149	141,247
Raven Acquisition Holdings LLC (m)	6.88%	11/15/2031	179	182,798
				904,672

Industrial Equipment–0.72%
Chart Industries, Inc. (m)	7.50%	01/01/2030	882	925,517
EMRLD Borrower L.P./Emerald Co-Issuer, Inc. (m)	6.63%	12/15/2030	1,479	1,520,820
				2,446,337

Insurance–0.37%
Acrisure LLC (m)	6.75%	07/01/2032	42	43,125
HUB International Ltd. (m)	7.25%	06/15/2030	263	275,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Insurance–(continued)
Panther Escrow Issuer LLC (m)	7.13%	06/01/2031	$ 897	$931,458

				1,249,846

Lodging & Casinos–0.13%
Caesars Entertainment, Inc. (m)	6.50%	02/15/2032	128	131,303

Caesars Entertainment, Inc. (m)	7.00%	02/15/2030	161	166,594

Travel + Leisure Co. (m)	6.13%	09/01/2033	137	137,595

				435,492

Publishing–0.03%
McGraw-Hill Education, Inc. (m)	7.38%	09/01/2031	95	99,814

Retailers (except Food & Drug)–0.47%
Evergreen Acqco 1 L.P./TVI, Inc. (m)	9.75%	04/26/2028	972	1,013,685

PetSmart LLC/PetSmart Finance Corp. (m)	7.50%	09/15/2032	597	592,296

				1,605,981

Surface Transport–0.08%
Beacon Mobility Corp. (m)	7.25%	08/01/2030	248	257,230

Total U.S. Dollar Denominated Bonds & Notes (Cost $19,180,060)				19,230,921

Non-U.S. Dollar Denominated Bonds & Notes–2.54% (o)
Automotive–0.24%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $111,232) (g)(m)	10.00%	03/19/2028	SEK 1,273	129,409

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406) (g)(m)	12.00%	03/19/2028	SEK 2,545	258,817

Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746) (g)(j)(m)	0.00%	04/19/2029	SEK 4,920	231,341

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%) (m)(p)	6.48%	09/30/2028	EUR 206	204,276

				823,843

Cable & Satellite Television–0.07%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (m)	3.00%	01/15/2028	EUR 260	241,942

Cosmetics & Toiletries–0.17%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc. (3 mo. EURIBOR + 3.88%) (m)(p)	5.87%	01/15/2031	EUR 490	579,751

Financial Intermediaries–1.50%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/09/2021; Cost $1,269,242) (d)(g)(m)(p)	9.52%	07/15/2030	EUR 1,101	663,351

AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $302,704) (d)(g)(m)(p)	9.52%	07/15/2030	EUR 500	301,249

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 7.45%) (m)(p)	9.46%	05/01/2029	EUR 469	406,349

Garfunkelux Holdco 3 S.A. (Luxembourg) (m)	9.00%	09/01/2028	EUR 597	718,613

Garfunkelux Holdco 3 S.A. (Luxembourg) (q)	0.00%	11/01/2028	EUR 675	586,106

Garfunkelux Holdco 4 S.A. (Luxembourg) (m)	10.50%	05/01/2030	EUR 194	41,136

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(p)	7.48%	12/15/2029	EUR 1,500	1,756,845

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(p)	7.48%	12/15/2029	EUR 500	585,615

				5,059,264

Food Service–0.35%
Seagull Bidco Ltd. (Switzerland) (d)(m)	15.00%	10/01/2030	1,006	1,176,883

Leisure Goods, Activities & Movies–0.02%
HX Hold Co. Ltd. (Norway) (Acquired 02/06/2025-02/20/2025; Cost $61,437) (g)	7.00%	02/12/2030	EUR 62	63,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Surface Transport–0.19%
Zenith Finco PLC (United Kingdom) (m)	6.50%	06/30/2027	GBP 632	$655,348

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,906,318)				8,600,344

			Shares
Preferred Stocks–1.15% (l)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940) (d)(g)			292,193	1,724

Surface Transport–1.15%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738) (d)(g)			21,989	2,285,977

Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189) (d)(g)			15,443	1,605,454

				3,891,431

Total Preferred Stocks (Cost $1,152,867)				3,893,155

TOTAL INVESTMENTS IN SECURITIES (r) –117.12% (Cost $411,076,568)				396,494,410

BORROWINGS–(18.46)%				(62,500,000)

OTHER ASSETS LESS LIABILITIES–1.34%				4,544,698

NET ASSETS–100.00%				$338,539,108

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Loan Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	This variable rate interest will settle after August 31, 2025, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at August 31, 2025 was $48,736,838, which represented 14.40% of the Fund’s Net Assets.
(h)	Acquired as part of a bankruptcy restructuring.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $309,828, which represented less than 1% of the Fund’s Net Assets.

(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $28,974,835, which represented 8.56% of the Fund’s Net Assets.

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(q)	Zero coupon bond issued at a discount.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
The aggregate value of securities considered illiquid at August 31, 2025 was $67,346,788, which represented 19.88% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
09/29/2025	Barclays Bank PLC	USD	21,794	NOK	223,121	$406

09/29/2025	BNP Paribas S.A.	EUR	7,698,545	USD	9,095,780	74,183

09/29/2025	BNP Paribas S.A.	USD	483,893	NOK	4,864,043	63

09/29/2025	BNP Paribas S.A.	USD	748,401	SEK	7,092,260	2,194

10/31/2025	BNP Paribas S.A.	EUR	7,026,308	USD	8,272,699	22,171

10/31/2025	BNP Paribas S.A.	GBP	642,203	USD	869,047	672

09/29/2025	Canadian Imperial Bank of Commerce	GBP	653,912	USD	884,727	678

09/29/2025	Citibank N.A.	GBP	644,152	USD	871,305	450

09/29/2025	Morgan Stanley and Co. International PLC	USD	2,619,345	EUR	2,250,000	17,335

10/31/2025	Morgan Stanley and Co. International PLC	EUR	7,026,308	USD	8,275,233	24,705

09/29/2025	Royal Bank of Canada	EUR	7,815,189	USD	9,239,242	80,953

10/31/2025	Royal Bank of Canada	EUR	7,026,308	USD	8,283,068	32,540

10/31/2025	Royal Bank of Canada	GBP	642,203	USD	869,155	780

09/29/2025	State Street Bank & Trust Co.	GBP	653,912	USD	884,396	347

09/29/2025	State Street Bank & Trust Co.	USD	34,073	GBP	25,367	222

09/29/2025	Toronto Dominion Bank	EUR	7,815,189	USD	9,234,246	75,957

10/31/2025	Toronto Dominion Bank	GBP	642,203	USD	869,499	1,124

10/31/2025	Toronto Dominion Bank	USD	21,009	GBP	15,550	18

Subtotal–Appreciation						334,798

Currency Risk

09/29/2025	BNP Paribas S.A.	NOK	5,087,164	USD	503,365	(2,791)

09/29/2025	BNP Paribas S.A.	SEK	6,944,881	USD	732,799	(2,198)

09/29/2025	BNP Paribas S.A.	USD	8,256,325	EUR	7,026,307	(22,493)

09/29/2025	BNP Paribas S.A.	USD	868,894	GBP	642,203	(674)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
10/31/2025	BNP Paribas S.A.	NOK	4,864,043	USD	483,959	$(85)

10/31/2025	BNP Paribas S.A.	SEK	7,092,261	USD	749,927	(2,236)

09/29/2025	Morgan Stanley and Co. International PLC	SEK	71,029	USD	7,462	(55)

09/29/2025	Morgan Stanley and Co. International PLC	USD	8,258,958	EUR	7,026,307	(25,126)

09/29/2025	Royal Bank of Canada	USD	8,266,711	EUR	7,026,308	(32,879)

09/29/2025	Royal Bank of Canada	USD	868,996	GBP	642,203	(777)

09/29/2025	State Street Bank & Trust Co.	SEK	76,350	USD	7,978	(103)

09/29/2025	Toronto Dominion Bank	USD	869,349	GBP	642,203	(1,129)

Subtotal–Depreciation						(90,546)

Total Forward Foreign Currency Contracts						$244,252

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2025

BBB-	0.62%

BB+	2.70

BB	3.46

BB-	11.37

B+	12.66

B	24.62

B-	15.66

CCC+	4.42

CCC	3.13

CCC-	0.88

CC	0.34

C	0.07

D	1.05

Non-Rated	9.36

Equity	9.66

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Loan Fund

Consolidated Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $411,076,568)	$396,494,410

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	334,798

Cash	8,384,801

Foreign currencies, at value (Cost $3,605,927)	2,395,946

Receivable for:
Investments sold	5,303,748

Fund shares sold	174,837

Interest	2,877,732

Investments matured, at value (Cost $8,889,827)	7,849,463

Investment for trustee deferred compensation and retirement plans	34,913

Other assets	33,900

Total assets	423,884,548

Liabilities:

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	90,546

Payable for:
Borrowings	62,500,000

Investments purchased	16,257,039

Dividends	826,828

Fund shares reacquired	27,759

Accrued fees to affiliates	200,075

Accrued interest expense	580,996

Accrued trustees’ and officers’ fees and benefits	2,189

Accrued other operating expenses	404,743

Trustee deferred compensation and retirement plans	73,853

Unfunded loan commitments	4,381,412

Total liabilities	85,345,440

Net assets applicable to common shares	$338,539,108

Net assets applicable to common shares consist of:

Shares of beneficial interest	$626,927,112

Distributable earnings (loss)	(288,388,004)

$338,539,108

Net Assets:
Class A	$43,033,772

Class C	$29,993,630

Class Y	$1,673,928

Class IB	$243,976,592

Class IC	$19,861,186

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Class A	7,533,957

Class C	5,237,444

Class Y	292,969

Class IB	42,714,462

Class IC	3,477,891

Class A:
Net asset value per share	$5.71

Maximum offering price per share (Net asset value of $5.71 ÷ 96.75%)	$5.90

Class C: Net asset value and offering price per share	$5.73

Class Y: Net asset value and offering price per share	$5.71

Class IB: Net asset value and offering price per share	$5.71

Class IC: Net asset value and offering price per share	$5.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Loan Fund

Consolidated Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:

Interest	$17,586,251

Dividends	237,001

Total investment income	17,823,252

Expenses:

Advisory fees	1,534,174

Administrative services fees	425,986

Custodian fees	34,022

Distribution fees:
Class A	54,143

Class C	151,422

Class IC	14,969

Interest, facilities and maintenance fees	1,822,614

Transfer agent fees	171,172

Trustees’ and officers’ fees and benefits	13,241

Registration and filing fees	33,198

Reports to shareholders	238,872

Professional services fees	224,100

Other	13,107

Total expenses	4,731,020

Net investment income	13,092,232

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(14,240,875)

Foreign currencies	1,873,578

Forward foreign currency contracts	(3,910,899)

(16,278,196)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	20,249,046

Foreign currencies	(1,574,975)

Forward foreign currency contracts	633,474

19,307,545

Net realized and unrealized gain	3,029,349

Net increase in net assets resulting from operations	$16,121,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Loan Fund

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31, 2025	February 28, 2025

Operations:
Net investment income	$13,092,232	$32,224,704

Net realized gain (loss)	(16,278,196)	3,612,928

Change in net unrealized appreciation (depreciation)	19,307,545	(14,673,014)

Net increase in net assets resulting from operations	16,121,581	21,164,618

Distributions to shareholders from distributable earnings:
Class A	(1,689,553)	(4,053,063)

Class C	(1,068,231)	(2,768,032)

Class Y	(65,855)	(172,741)

Class IB	(9,892,332)	(23,859,779)

Class IC	(788,322)	(1,904,083)

Total distributions from distributable earnings	(13,504,293)	(32,757,698)

Return of capital:
Class A	–	(108,582)

Class C	–	(74,156)

Class Y	–	(4,628)

Class IB	–	(639,209)

Class IC	–	(51,011)

Total return of capital	–	(877,586)

Total distributions	(13,504,293)	(33,635,284)

Share transactions–net:
Class A	(1,257,917)	(1,873,111)

Class C	(1,407,726)	(4,081,237)

Class Y	124,345	(568,964)

Class IB	(7,597,912)	(15,864,389)

Class IC	(405,540)	(1,122,590)

Net increase (decrease) in net assets resulting from share transactions	(10,544,750)	(23,510,291)

Net increase (decrease) in net assets	(7,927,462)	(35,980,957)

Net assets:
Beginning of period	346,466,570	382,447,527

End of period	$338,539,108	$346,466,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Loan Fund

Consolidated Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations	$16,121,581

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(79,022,801)

Proceeds from sales of investments	110,268,204

Purchases of short-term investments, net	(1,978,156)

Amortization (accretion) of premiums and discounts, net	(1,396,480)

Net realized loss from investment securities	14,240,875

Net change in unrealized appreciation on investment securities	(20,249,046)

Net change in unrealized depreciation on forward foreign currency contracts and foreign currency	960,356

Change in operating assets and liabilities:

Decrease in receivables and other assets	478,448

Decrease in accrued expenses and other payables	(74,193)

Net cash provided by operating activities	39,348,788

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(5,281,147)

Proceeds from shares of beneficial interest sold	3,071,786

Disbursements from shares of beneficial interest reacquired	(21,922,775)

Repayment from borrowings	(10,000,000)

Net cash provided by (used in) financing activities	(34,132,136)

Cash impact from foreign exchange fluctuations:

Net change in appreciation (depreciation) on foreign currency	$(1,593,830)

Net increase in cash and cash equivalents	3,622,822

Cash and cash equivalents at beginning of period	7,157,925

Cash and cash equivalents at end of period	$10,780,747

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$8,360,461

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$4,798

Cash paid during the period for interest, facilities and maintenance fees	$1,890,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Loan Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)

Class A
Six months ended 08/31/25	$5.66	$0.21	$0.06	$0.27	$(0.22)	$ –	$(0.22)	$5.71	4.90%		$43,034	2.90	% (e)	2.90	% (e)	1.83	% (e)	7.56	% (e)	19%	$62,500	$6,417
Year ended 02/28/25	5.86	0.50	(0.18)	0.32	(0.51)	(0.01)	(0.52)	5.66	5.71	(f)	43,968	3.05	(f)	3.05	(f)	1.84	(f)	8.66	(f)	41	72,500	5,779
Year ended 02/29/24	5.87	0.55	0.00	0.55	(0.53)	(0.03)	(0.56)	5.86	9.92	(f)	47,410	2.88	(f)	2.88	(f)	1.75	(f)	9.37	(f)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.46)	(0.05)	(0.50)	(0.04)	(0.54)	5.87	(0.46	) (f)	50,489	2.50	(f)	2.50	(f)	1.70	(f)	6.75	(f)	24	82,500	5,795
Year ended 02/28/22	6.43	0.25	0.10	0.35	(0.32)	–	(0.32)	6.46	5.49	(f)(g)	59,134	1.97	(f)	1.97	(f)	1.73	(f)	3.86	(f)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.11	0.34	(0.24)	(0.01)	(0.25)	6.43	5.77	(f)	59,821	2.05	(f)	2.05	(f)	1.71	(f)	3.80	(f)	64	82,500	6,835

Class C
Six months ended 08/31/25	5.68	0.19	0.06	0.25	(0.20)	–	(0.20)	5.73	4.51		29,994	3.65	(e)	3.65	(e)	2.58	(e)	6.81	(e)	19	62,500	6,417
Year ended 02/28/25	5.88	0.46	(0.18)	0.28	(0.47)	(0.01)	(0.48)	5.68	4.94	(f)	31,184	3.80	(f)	3.80	(f)	2.59	(f)	7.91	(f)	41	72,500	5,779
Year ended 02/29/24	5.89	0.50	0.01	0.51	(0.49)	(0.03)	(0.52)	5.88	9.10	(f)	36,422	3.63	(f)	3.63	(f)	2.50	(f)	8.62	(f)	37	72,500	6,275
Year ended 02/28/23	6.48	0.37	(0.46)	(0.09)	(0.46)	(0.04)	(0.50)	5.89	(1.18	) (f)	36,108	3.25	(f)	3.25	(f)	2.45	(f)	6.00	(f)	24	82,500	5,795
Year ended 02/28/22	6.44	0.20	0.11	0.31	(0.27)	–	(0.27)	6.48	4.86	(f)(g)	44,805	2.72	(f)	2.72	(f)	2.48	(f)	3.11	(f)	79	82,500	6,509
Year ended 02/28/21	6.36	0.18	0.10	0.28	(0.19)	(0.01)	(0.20)	6.44	4.81	(f)	47,919	2.80	(f)	2.80	(f)	2.46	(f)	3.05	(f)	64	82,500	6,835

Class Y
Six months ended 08/31/25	5.66	0.22	0.06	0.28	(0.23)	–	(0.23)	5.71	5.03		1,674	2.65	(e)	2.65	(e)	1.58	(e)	7.81	(e)	19	62,500	6,417
Year ended 02/28/25	5.86	0.52	(0.18)	0.34	(0.53)	(0.01)	(0.54)	5.66	5.98		1,531	2.80		2.80		1.59		8.91		41	72,500	5,779
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19		2,161	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		983	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	1,077	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		1,045	1.80		1.80		1.46		4.05		64	82,500	6,835

Class IB
Six months ended 08/31/25	5.66	0.22	0.06	0.28	(0.23)	–	(0.23)	5.71	5.03		243,977	2.65	(e)	2.65	(e)	1.58	(e)	7.81	(e)	19	62,500	6,417
Year ended 02/28/25	5.86	0.52	(0.18)	0.34	(0.53)	(0.01)	(0.54)	5.66	5.98		249,673	2.80		2.80		1.59		8.91		41	72,500	5,779
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19		274,491	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		285,767	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	324,116	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		345,166	1.80		1.80		1.46		4.05		64	82,500	6,835

Class IC
Six months ended 08/31/25	5.66	0.22	0.05	0.27	(0.22)	–	(0.22)	5.71	4.95		19,861	2.80	(e)	2.80	(e)	1.73	(e)	7.66	(e)	19	62,500	6,417
Year ended 02/28/25	5.86	0.51	(0.18)	0.33	(0.52)	(0.01)	(0.53)	5.66	5.82	(f)	20,111	2.95	(f)	2.95	(f)	1.74	(f)	8.76	(f)	41	72,500	5,779
Year ended 02/29/24	5.87	0.55	0.01	0.56	(0.54)	(0.03)	(0.57)	5.86	10.03	(f)	21,963	2.78	(f)	2.78	(f)	1.65	(f)	9.47	(f)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.45)	(0.04)	(0.51)	(0.04)	(0.55)	5.87	(0.36	) (f)	22,259	2.40	(f)	2.40	(f)	1.60	(f)	6.85	(f)	24	82,500	5,795
Year ended 02/28/22	6.43	0.26	0.10	0.36	(0.33)	–	(0.33)	6.46	5.60	(f)(g)	25,339	1.87	(f)	1.87	(f)	1.63	(f)	3.96	(f)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.12	0.35	(0.25)	(0.01)	(0.26)	6.43	5.88	(f)	27,422	1.95	(f)	1.95	(f)	1.61	(f)	3.90	(f)	64	82,500	6,835

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)
Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for each of the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and February 28, 2021, respectively.

(g)
Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the total return would have been 5.32, 4.70%, 5.59%, 5.59%, and 5.43% for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Senior Loan Fund

Notes to Consolidated Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company that is operated as an interval fund and periodically offers its shares for repurchase.
The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Loan TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s series. The accompanying consolidated financial statements reflect the financial position of the Fund, the Subsidiary and the Subsidiary’s series and the results of operations on a consolidated basis.
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services
–
Investment Companies
.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations
– Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value

28	Invesco Senior Loan Fund

as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lackof strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
— Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination
— For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and

29	Invesco Senior Loan Fund

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions
– Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend
date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.
Federal Income Taxes –
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses
– Fees provided for under the Rule
12b-1
plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on the relative value of settled shares.

G.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.

I.
Indemnifications
– Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Segment Reporting
– The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

K.
Cash and Cash Equivalents –
For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L.
Securities Purchased on a When-Issued and Delayed Delivery Basis
– The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

M.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to

30	Invesco Senior Loan Fund

experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts
– The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Industry Focus
– To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

P.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Q.
Leverage Risk
– The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

R.
Other Risks
- The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing through the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments (which risks are generally the same as the Fund’s investment risks). The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiary, and the Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related
matters

31	Invesco Senior Loan Fund

impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.900%

Next $1 billion	0.850%

Next $1 billion	0.825%

Next $500 million	0.800%

Over $3 billion	0.775%

For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.90%.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. The Fund has also entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2025, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2025, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Transfer agent fees
.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule
12b-1
under the 1940 Act for Class A and Class C shares, and a service plan for Class A, Class C and Class IC shares (collectively, the “Plans”) to pay IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to
0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2025, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Distribution fees
.
Front-end
sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund.
Front-end
sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $3,411 in front-end
sales commissions from the sale of Class A shares and $0, $238 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –Prices are determined using quoted prices in an active market for identical assets.
Level 2 –Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

32     Invesco Senior Loan Fund

Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$291,284,376	$36,588,121	$327,872,497

Common Stocks & Other Equity Interests	3,293,846	4,658,019	28,945,628	36,897,493

U.S. Dollar Denominated Bonds & Notes	–	19,230,921	–	19,230,921

Non-U.S. Dollar Denominated Bonds & Notes	–	6,458,861	2,141,483	8,600,344

Preferred Stocks	–	–	3,893,155	3,893,155

Total Investments in Securities	3,293,846	321,632,177	71,568,387	396,494,410

Other Investments - Assets*

Investments Matured	–	100,860	7,748,603	7,849,463

Forward Foreign Currency Contracts	–	334,798	–	334,798

	–	435,658	7,748,603	8,184,261

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(90,546)	–	(90,546)

Total Other Investments	–	345,112	7,748,603	8,093,715

Total Investments	$3,293,846	$321,977,289	$79,316,990	$404,588,125

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
 A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
 The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2025.

	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 08/31/25

Variable Rate Senior Loan Interests	$34,770,024	$8,460,773	$(9,392,918)	$147,695	$(3,110,051)	$2,617,342	$10,060,827	$(6,965,571)	$36,588,121

Common Stocks & Other Equity Interests	15,719,812	4,390,827	(610,000)	–	–	9,444,989	–	–	28,945,628

Investments Matured	7,880,918	–	(38,705)	(8,456)	71	(85,225)	–	–	7,748,603

Preferred Stocks	3,909,052	–	–	– —	–	(15,897)	–	–	3,893,155

Non-U.S. Dollar Denominated Bonds & Notes	1,597,992	1,148,586	(1,763,750)	77,825	(3,784)	214,927	869,687	–	2,141,483

Total	$63,877,798	$14,000,186	$(11,805,373)	$217,064	$(3,113,764)	$12,176,136	$10,930,514	$(6,965,571)	$79,316,990

*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
 The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value

Variable Rate Senior Loan Interests	$36,588,121	Discounted Cash Flow Model	Discount Rate	7.93% - 19.92%	14.69%

		Third-Party Pricing	Broker Quote	63.15% - 113.92% of Par	97.34% of Par

Common Stocks & Other Equity Interests	28,945,628	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.25x

		Discounted Cash Flow Model	Discount Rate	77.50%	-

Investments Matured	7,748,603	Expected Recovery	Anticipated Proceeds	95.10% of Par	-

Preferred Stocks	3,893,155	Comparable Companies	EBITDA Multiple	8.75x	-

Non-U.S. Dollar Denominated Bonds &

Notes	2,141,483	Third-Party Pricing	Broker Quote	100.00% of Par	-

Total	$79,316,990

33	Invesco Senior Loan Fund

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:

Value
Currency Risk
Derivative Assets

Unrealized appreciation on forward foreign currency contracts outstanding	$334,798

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$334,798

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(90,546)

Derivatives not subject to master netting agreements

Total Derivative Liabilities subject to master netting agreements	$(90,546)

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$406	$–	$406	$–	$–	$406

BNP Paribas S.A.	99,283	(30,477)	68,806	–	–	68,806

Canadian Imperial Bank of Commerce	678	–	678	–	–	678

Citibank N.A.	450	–	450	–	–	450

Morgan Stanley and Co. International PLC	42,040	(25,181)	16,859	–	–	16,859

Royal Bank of Canada	114,273	(33,656)	80,617	–	–	80,617

State Street Bank & Trust Co.	569	(103)	466	–	–	466

Toronto Dominion Bank	77,099	(1,129)	75,970	–	–	75,970

Total	$334,798	$(90,546)	$244,252	$–	$–	$244,252

Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(3,910,899)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	633,474

Total	$(3,277,425)

34	Invesco Senior Loan Fund

 The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$93,440,146

NOTE 5–Trustees’ and Officers’ Fees and Benefits
T
rustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Fund has entered into a $90 million revolving credit and security agreement with SSB, which has no scheduled expiration date. The Fund has the right to terminate the revolving credit and security agreement upon at least 10 business days’ prior written notice. SSB has the right to terminate the revolving credit and security agreement upon at least 180 days’ prior written notice. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $65,923,913 with an average interest rate of 5.40%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
.To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

Azuria Water Solutions, Inc.	Delayed Draw Term Loan	$ 41,424	$526

Beacon Mobility Corp.	Delayed Draw Term Loan	38,664	508

Citrin Cooperman Advisors, LLC	Delayed Draw Term Loan	38,113	217

Eisner Advisory Group LLC	Delayed Draw Term Loan	693,479	7,815

Flex Acquisition Co., Inc.	Delayed Draw Term Loan	23,354	3

GC Ferry Acquisition I, Inc.	Term Loan B	178,851	(1,732)

Groundworks LLC	Delayed Draw Term Loan	144,082	1,009

Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	53,844	113

Hasa Intermediate Holdings LLC	Revolver Loan	222,700	2,390

MB2 Dental Solutions LLC	Delayed Draw Term Loan	153,081	1,530

MB2 Dental Solutions LLC	Revolver Loan	33,951	278

McDermott International Ltd.	LOC	1,360,568	(210,888)

R1 RCM, Inc.	Delayed Draw Term Loan B	52,555	435

Selecta Group B.V.	Term Loan	563,534	10,875

Student Transportation of America Holdings, Inc.	Delayed Draw Term Loan	33,792	340

Tank Holding Corp.	Revolver Loan	227,139	(15,799)

US Fitness LLC	Delayed Draw Term Loan	150,271	2,948

US Fitness LLC	Revolver Loan	291,809	(1,272)

USALCO LLC	Delayed Draw Term Loan	80,201	(38)

		$4,381,412	$(200,742)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss

35	Invesco Senior Loan Fund

carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
For the six months ended August 31, 2025, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$15,791,220	$237,171,897	$252,963,117

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $76,450,182 and $103,207,550, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$26,939,870

Aggregate unrealized (depreciation) of investments	(44,307,356)

Net unrealized appreciation (depreciation) of investments	$(17,367,486)

Cost of investments for tax purposes is $421,955,611.
NOTE 10–Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended August 31, 2025, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Barclays Bank PLC	$1,360,568	$1,244,920
NOTE 11–Dividends
The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2025.

		Amount Per Share
Share Class	Record Date	Payable September 30, 2025
Class A	Daily	$0.0362
Class C	Daily	$0.0327
Class Y	Daily	$0.0374
Class IB	Daily	$0.0374
Class IC	Daily	$0.0367
NOTE 12–Repurchase of Shares
The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule
23c-3(b)
of the 1940 Act.
The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares at net asset value (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2025, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)

August 15, 2025	6.0%	520,546	0.9%

36	Invesco Senior Loan Fund

NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2025 (a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	239,276	$1,349,729	506,602	$2,926,507
Class C	80,903	458,782	89,583	522,463
Class Y	48,495	270,423	49,145	284,025
Class IB	154,438	872,837	266,232	1,537,702
Class IC	3,949	22,365	14,202	82,042

Issued as reinvestment of dividends:
Class A	192,947	1,090,311	475,573	2,753,462
Class C	123,869	701,399	321,195	1,865,009
Class Y	7,402	41,862	19,445	112,733
Class IB	1,059,166	5,985,134	2,615,029	15,141,785
Class IC	95,961	541,755	234,439	1,357,336

Reacquired:
Class A	(659,846)	(3,697,957)	(1,305,440)	(7,553,080)
Class C	(458,505)	(2,567,907)	(1,115,105)	(6,468,709)
Class Y	(33,223)	(187,940)	(167,074)	(965,722)
Class IB	(2,575,501)	(14,455,883)	(5,617,670)	(32,543,876)
Class IC	(172,988)	(969,660)	(443,850)	(2,561,968)
Net increase (decrease) in share activity	(1,893,657)	$(10,544,750)	(4,057,694)	$(23,510,291)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Invesco Senior Loan Fund

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.
The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June
16-18,
2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can

38	Invesco Senior Loan Fund

provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end
interval fund. The Board considered that stock selection negatively impacted the Fund’s short-term performance relative to the Index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board also noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board considered that the Fund’s expense group was comprised of only six funds (including the Fund) and discussed with management reasons for the Fund’s ranking for actual and contractual management fees in such expense group.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco
Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

39	Invesco Senior Loan Fund

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.
 The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
 *Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

40	Invesco Senior Loan Fund

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Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
∎
Fund reports and prospectuses
∎
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Daily confirmations
∎
Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Senior Loan Fund

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer
Date: November 7, 2025